August 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Multi-State Municipal Series Trust
• BlackRock Pennsylvania Municipal Bond Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
August 31, 2025
BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 0.1%
Corporate — 0.1%
Black Belt Energy Gas District, RB, Series A, 5.25%, 05/01/56(a)	$335	$ 343,025
California — 0.3%
Transportation — 0.3%
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(a)(b)	980	896,712
Pennsylvania — 94.8%
Corporate — 3.0%
Montgomery County Industrial Development Authority, Refunding RB, Series A, 4.10%, 04/01/53(a)	1,240	1,271,721
Pennsylvania Economic Development Financing Authority, RB
09/01/47(c)	1,545	1,523,571
Class A, AMT, 4.00%, 06/01/41(a)	2,000	2,007,074
Series B-2, AMT, 3.85%, 04/01/49(a)	2,125	2,123,986
Pennsylvania Economic Development Financing Authority, Refunding RB
Series B, 5.25%, 12/01/38(a)	430	432,874
Series C, 5.25%, 12/01/37(a)	755	760,046
AMT, 5.50%, 11/01/44	1,355	1,354,797
		9,474,069
County/City/Special District/School District — 13.5%
Allentown Neighborhood Improvement Zone Development Authority, RB, 05/01/42(b)(c)	2,500	2,539,306
Altoona Area School District, GOL, Series A, (AGM SAW), 5.00%, 12/01/36	2,895	2,905,910
City of Philadelphia Pennsylvania, GO
Series A, 5.00%, 08/01/35	2,000	2,257,160
Series A, 5.25%, 08/01/45	750	784,459
Series B, 5.00%, 02/01/39	1,540	1,592,939
City of Pittsburgh Pennsylvania, GO, 5.00%, 09/01/41	750	773,945
Coatesville School District, GOL, CAB(d)
Series A, (BAM SAW), 0.00%, 10/01/34	290	193,674
Series A, (BAM SAW), 0.00%, 10/01/35	2,565	1,620,850
Series A, (BAM SAW), 0.00%, 10/01/37	2,505	1,393,876
Coatesville School District, Refunding GOL, CAB(d)
Series B, (BAM SAW), 0.00%, 10/01/33	500	357,123
Series B, (BAM SAW), 0.00%, 10/01/34	980	664,354
Series C, (BAM SAW), 0.00%, 10/01/33	640	458,236
County of Lancaster Pennsylvania, Refunding GO, 4.00%, 11/01/37	565	558,355
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 06/30/32	1,375	1,476,417
AMT, 5.50%, 06/30/43	2,500	2,570,324
AMT, 6.00%, 06/30/61	1,945	2,002,681
School District of Philadelphia, GOL
Series A, (SAW), 5.50%, 09/01/48	4,000	4,156,814
Series D, (AGM SAW), 3.00%, 09/01/44	4,640	3,519,409
School District of Philadelphia, Refunding GOL, Series F, (SAW), 5.00%, 09/01/37	1,815	1,843,616
Southeastern Pennsylvania Transportation Authority, RB
5.25%, 06/01/47	2,000	2,056,870
Security	Par (000)	Value
County/City/Special District/School District (continued)
Southeastern Pennsylvania Transportation Authority, RB (continued)
5.25%, 06/01/52	$3,695	$ 3,762,803
State Public School Building Authority, Refunding RB, Series A, (AGM SAW), 5.00%, 06/01/33	5,000	5,099,434
		42,588,555
Education — 13.6%
Berks County Municipal Authority, Refunding RB
5.00%, 10/01/39	600	551,381
5.00%, 10/01/49	795	669,039
Chester County Industrial Development Authority, RB, Sustainability Bonds, 4.00%, 12/01/51	4,000	3,395,226
Montgomery County Industrial Development Authority, Refunding RB, 5.25%, 11/01/54	1,735	1,542,817
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38	2,000	1,912,006
Pennsylvania Economic Development Financing Authority, RB, 5.00%, 08/01/49	800	813,633
Pennsylvania Higher Education Assistance Agency, RB
Series A, 2.63%, 06/01/42	1,345	1,214,442
Series 1C, AMT, 5.50%, 06/01/52	1,515	1,481,787
Sub-Series 1C, AMT, 5.00%, 06/01/51	4,370	3,980,340
Series B, AMT, Subordinate, 3.00%, 06/01/47	1,700	1,117,250
Series B, AMT, Subordinate, 3.13%, 06/01/48	650	430,807
Series B, AMT, Subordinate, 5.00%, 06/01/50	755	689,950
Pennsylvania Higher Educational Facilities Authority, Refunding RB
4.00%, 05/01/36	500	471,679
5.00%, 05/01/41	810	794,615
Series A, 5.00%, 11/01/29	1,150	1,209,024
Series A, 5.00%, 11/01/31	205	217,191
Series A, (AGM), 4.00%, 05/01/50	5,000	4,172,949
Pennsylvania State University, RB, Series A, 5.00%, 09/01/43	3,935	3,988,345
Pennsylvania State University, Refunding RB, Series A, 5.50%, 09/01/55	2,150	2,279,903
Philadelphia Authority for Industrial Development, RB
4.00%, 06/15/29	310	310,157
5.00%, 06/15/39	590	571,103
4.00%, 12/01/48	8,090	6,948,434
5.00%, 06/15/50	800	692,770
5.25%, 11/01/52	2,145	2,118,495
Philadelphia Authority for Industrial Development, Refunding RB
5.00%, 06/15/40(b)	600	579,052
Series A, 5.25%, 06/15/52	625	572,869
		42,725,264
Health — 21.0%
Allegheny County Hospital Development Authority, RB, Series D2, 3.43%, 11/15/47(a)	2,865	2,797,087
Allegheny County Hospital Development Authority, Refunding RB, Series A, 4.00%, 04/01/37	4,300	4,139,941
Chester County Health and Education Facilities Authority, RB, Series A, 4.00%, 09/01/50	1,500	1,251,256
Chester County Health and Education Facilities Authority, Refunding RB, Series A, 5.25%, 12/01/45	1,500	1,215,219
Cumberland County Municipal Authority, Refunding RB
4.00%, 01/01/36	645	619,877
4.13%, 01/01/38	260	243,151
5.00%, 01/01/38	1,480	1,477,202
Doylestown Hospital Authority, RB, 4.00%, 07/01/45	1,125	982,794

Schedule of Investments (unaudited)(continued)
August 31, 2025
BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health (continued)
DuBois Hospital Authority, Refunding RB, (BAM-TCRS), 4.00%, 07/15/48	$3,440	$ 2,929,431
Geisinger Authority, Refunding RB
Series A-1, 5.00%, 02/15/45	6,950	6,833,121
Series A-1, 4.00%, 02/15/47	1,800	1,520,476
Lancaster Industrial Development Authority, RB
4.00%, 12/01/44	985	815,494
5.00%, 12/01/49	730	669,234
Lancaster Municipal Authority, Refunding RB
Series A, 5.00%, 05/01/44	690	679,820
Series A, 5.00%, 05/01/49	515	484,645
Series A, 5.00%, 12/01/55	700	629,991
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/49	1,170	950,842
Class B, 5.00%, 05/01/57	2,500	2,397,251
Series B, (BAM-TCRS), 4.00%, 05/01/52	1,965	1,599,845
Montgomery County Industrial Development Authority, Refunding RB
5.25%, 01/01/40	5,000	4,771,586
5.00%, 12/01/46	850	771,381
Moon Industrial Development Authority, Refunding RB, 6.00%, 07/01/45	2,250	1,984,610
Northampton County General Purpose Authority, Refunding RB, Series A1, (AGM), 4.00%, 08/15/43	2,915	2,590,024
Pennsylvania Economic Development Financing Authority, RB
Series A-1, 5.00%, 05/15/31	3,640	3,992,142
Series A-2, 4.00%, 05/15/53	1,480	1,181,233
Series B, 4.00%, 03/15/40	2,000	1,836,253
Pennsylvania Economic Development Financing Authority, Refunding RB
Series A, 4.00%, 02/15/52	860	697,716
Series B, 5.00%, 03/15/50	3,415	3,341,859
Pennsylvania Higher Educational Facilities Authority, RB, 3.00%, 08/15/47	4,265	3,153,666
Philadelphia Authority for Industrial Development, RB, Series A, 4.00%, 07/01/49	3,120	2,613,800
Pottsville Hospital Authority, Refunding RB, Series B, 5.00%, 01/01/27(e)	5,000	5,172,686
St Mary Hospital Authority, Refunding RB, 5.00%, 12/01/48	2,035	1,978,411
		66,322,044
Housing — 10.3%
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 137, Sustainability Bonds, 2.60%, 04/01/46	3,000	1,984,207
Series 143A, Sustainability Bonds, 5.38%, 10/01/46	2,350	2,384,309
Series 145A, Sustainability Bonds, 4.60%, 10/01/44	2,880	2,765,800
Series 145A, Sustainability Bonds, 6.00%, 10/01/54	2,780	3,037,094
Series 146A, Sustainability Bonds, 4.13%, 10/01/39	1,525	1,470,532
Series 146A, Sustainability Bonds, 4.50%, 10/01/44	2,000	1,912,191
Series 148A, Sustainability Bonds, 4.80%, 10/01/55	3,180	2,986,813
Series 149A, Sustainability Bonds, 5.20%, 04/01/53	1,415	1,415,431
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing
Series 142-A, Sustainability Bonds, 5.00%, 10/01/43	1,500	1,499,248
Series 150A, Sustainability Bonds, 10/01/52(c)	2,830	2,833,592
Series 2022, Sustainability Bonds, 4.15%, 10/01/42	3,235	2,975,742
Security	Par (000)	Value
Housing (continued)
Philadelphia Authority for Industrial Development, RB, M/F Housing(f)(g)
Series A, 3.50%, 12/01/36	$1,260	$ 982,800
Series A, 4.00%, 12/01/46	5,740	4,477,199
Series A, 4.00%, 12/01/51	2,300	1,794,000
		32,518,958
State — 8.9%
Allentown Neighborhood Improvement Zone Development Authority, RB(b)
5.00%, 05/01/32	1,405	1,412,513
5.00%, 05/01/42	2,345	2,295,404
Chester County Industrial Development Authority, SAB(b)
4.25%, 03/01/35	1,155	1,090,402
5.00%, 03/01/38	309	299,199
5.13%, 03/01/48	680	624,044
4.75%, 03/01/50	2,685	2,336,754
Commonwealth of Pennsylvania, GO, 1st Series, Class B, 4.00%, 08/15/43	5,000	4,524,861
Pennsylvania Economic Development Financing Authority, RB, 5.00%, 12/31/38	9,400	9,403,097
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB
Series A, 3.00%, 12/01/51	1,500	1,053,034
Series A, 4.00%, 12/01/51	5,680	4,792,063
Redevelopment Authority of The County of Washington, Refunding TA, 5.00%, 07/01/28	310	313,773
		28,145,144
Tobacco — 2.7%
Commonwealth Financing Authority, RB
5.00%, 06/01/35	2,205	2,261,185
(AGM), 4.00%, 06/01/39	6,700	6,348,096
		8,609,281
Transportation — 15.0%
Allegheny County Airport Authority, ARB
Series A, AMT, (AGM), 5.25%, 01/01/39	1,120	1,186,731
Series A, AMT, 5.00%, 01/01/56	1,900	1,816,813
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB
AMT, (AGM), 4.00%, 07/01/40	1,075	990,963
AMT, (AGM), 4.00%, 07/01/46	6,000	5,172,564
City of Philadelphia Pennsylvania Airport Revenue, Refunding RB, Series B, AMT, 5.50%, 07/01/51	750	772,779
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	1,545	1,553,313
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.25%, 06/30/53	5,355	5,146,991
Pennsylvania Turnpike Commission, RB
Sub-Series B-1, 5.00%, 06/01/42	4,205	4,211,558
Sub-Series B-1, 5.25%, 06/01/47	1,000	1,001,291
1st Series, Subordinate, 5.00%, 12/01/40	2,965	3,104,530
Series A, Subordinate, 5.00%, 12/01/37	2,660	2,778,483
Series A, Subordinate, 3.00%, 12/01/42	3,100	2,448,213
Series A, Subordinate, 4.00%, 12/01/44	1,700	1,499,857
Series A, Subordinate, 4.00%, 12/01/49	2,500	2,080,196
Series A, Subordinate, 4.00%, 12/01/50	2,500	2,108,088
Pennsylvania Turnpike Commission, RB, CAB(d)
Series A-3, (BAM-TCRS), 0.00%, 12/01/41	1,820	807,155
Sub-Series A-3, 0.00%, 12/01/42	5,740	2,317,794
Pennsylvania Turnpike Commission, Refunding RB
Series B, 5.25%, 12/01/52	1,225	1,251,879
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Pennsylvania Turnpike Commission, Refunding RB (continued)
Series C, 4.00%, 12/01/51	$5,000	$ 4,291,299
Series 2017-3, Subordinate, 5.00%, 12/01/40	450	453,015
Susquehanna Area Regional Airport Authority, Refunding RB, AMT, 5.00%, 01/01/38	2,200	2,169,767
		47,163,279
Utilities — 6.8%
Allegheny County Sanitary Authority, Refunding RB, 4.00%, 12/01/49	640	551,001
Bucks County Water and Sewer Authority, RB, Series A, (AGM), 5.25%, 12/01/47	870	905,617
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB
Series A, 5.00%, 10/01/43	3,460	3,458,935
Series C, (AGM), 5.25%, 09/01/49	2,000	2,080,121
Series C, 5.50%, 06/01/52	3,100	3,164,447
Series C, (AGM), 5.25%, 09/01/54	500	517,102
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (AGM), 4.50%, 09/01/48	1,760	1,696,915
Philadelphia Gas Works Co., Refunding RB, Series A, (AGM), 5.25%, 08/01/54	4,830	4,912,384
Pittsburgh Water & Sewer Authority, RB, Series A, 1st Lien, (AGM), 5.00%, 09/01/55	1,230	1,232,881
Westmoreland County Municipal Authority, RB, (AGM), 5.00%, 08/15/49	1,500	1,522,901
Williamsport Sanitary Authority, Refunding RB, (BAM), 4.00%, 01/01/40	1,420	1,389,171
		21,431,475
Total Municipal Bonds in Pennsylvania		298,978,069
Puerto Rico — 0.8%
State — 0.8%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	1,643	1,793,032
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Series A-1, Restructured, 5.00%, 07/01/58	600	548,287
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series B-1, Restructured, 0.00%, 07/01/46(d)	925	287,496
Total Municipal Bonds in Puerto Rico		2,628,815
Wisconsin — 0.7%
Transportation — 0.7%
Public Finance Authority, RB
Series A, AMT, Senior Lien, 5.50%, 07/01/44	1,050	1,044,253
Series A, AMT, Senior Lien, 5.75%, 07/01/49	1,000	996,794
Total Municipal Bonds in Wisconsin		2,041,047
Total Municipal Bonds — 96.7% (Cost: $319,907,241)		304,887,668
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
Pennsylvania — 7.2%
Health — 1.9%
Pennsylvania Higher Educational Facilities Authority, Refunding RB, 5.25%, 08/15/50(a)(i)	6,000	6,126,435
Security	Par (000)	Value
Housing — 2.1%
Pennsylvania Housing Finance Agency, RB, S/F Housing, Sustainability Bonds, Series 147 A, 4.70%, 10/01/49(i)	$1,840	$ 1,765,276
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Sustainability Bonds, Series 142-A, 5.00%, 10/01/50	4,997	4,897,304
		6,662,580
Utilities — 3.2%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, 5.50%, 09/01/53	3,522	3,716,206
Philadelphia Gas Works Co., Refunding RB, Series A, 5.25%, 08/01/54(i)	6,102	6,206,244
		9,922,450
Total Municipal Bonds in Pennsylvania		22,711,465
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 7.2% (Cost: $23,260,094)		22,711,465
Total Long-Term Investments — 103.9% (Cost: $343,167,335)		327,599,133

	Shares
Short-Term Securities
	Money Market Funds — 2.0%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.73%(j)(k)	6,370,411	6,371,048
	Total Short-Term Securities — 2.0% (Cost: $6,371,018)	6,371,048
	Total Investments — 105.9% (Cost: $349,538,353)	333,970,181
	Liabilities in Excess of Other Assets — (1.1)%	(3,523,096)
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.8)%	(15,048,278)
	Net Assets — 100.0%	$ 315,398,807

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Zero-coupon bond.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between August 1, 2032 to October 1, 2042, is $9,858,109.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited)(continued)
August 31, 2025
BlackRock Pennsylvania Municipal Bond Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/25	Shares Held at 08/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 18,089,403	$ —	$ (11,718,355)(a)	$ —	$ —	$ 6,371,048	6,370,411	$ 64,279	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 304,887,668	$ —	$ 304,887,668
Municipal Bonds Transferred to Tender Option Bond Trusts	—	22,711,465	—	22,711,465
Short-Term Securities
Money Market Funds	6,371,048	—	—	6,371,048
	$6,371,048	$327,599,133	$—	$333,970,181
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $14,995,531 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
Portfolio Abbreviation (continued)
CAB	Capital Appreciation Bonds
GO	General Obligation Bonds
GOL	General Obligation Ltd.
M/F	Multi-Family
RB	Revenue Bonds
S/F	Single-Family
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
BlackRock Pennsylvania Municipal Bond Fund

Portfolio Abbreviation (continued)
SAB	Special Assessment Bonds
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation